Material Accounting Policies - Summary of Primary Subsidiaries (Details)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Alithya Canada Inc.
Disclosure of subsidiaries [line items]
Entity	Alithya Canada Inc.
Jurisdiction	Quebec, Canada
Percentage ownership (in percentage)	100.00%	100.00%
Alithya Consulting Inc.
Disclosure of subsidiaries [line items]
Entity	Alithya Consulting Inc.
Jurisdiction	Quebec, Canada
Percentage ownership (in percentage)	100.00%	100.00%
XRM Vision Inc. (a)
Disclosure of subsidiaries [line items]
Entity	XRM Vision Inc. (a)
Jurisdiction	Quebec, Canada
Percentage ownership (in percentage)	0.00%	100.00%
Alithya Digital Technology Corporation
Disclosure of subsidiaries [line items]
Entity	Alithya Digital Technology Corporation
Jurisdiction	Ontario, Canada
Percentage ownership (in percentage)	100.00%	100.00%
Alithya USA, Inc.
Disclosure of subsidiaries [line items]
Entity	Alithya USA, Inc.
Jurisdiction	Delaware, USA
Percentage ownership (in percentage)	100.00%	100.00%
Alithya Financial Solutions, Inc.
Disclosure of subsidiaries [line items]
Entity	Alithya Financial Solutions, Inc.
Jurisdiction	Delaware, USA
Percentage ownership (in percentage)	100.00%	100.00%
Alithya Zero2Ten, Inc. (a)
Disclosure of subsidiaries [line items]
Entity	Alithya Zero2Ten, Inc. (a)
Jurisdiction	Delaware, USA
Percentage ownership (in percentage)	0.00%	100.00%
Vitalyst, LLC (a)
Disclosure of subsidiaries [line items]
Entity	Vitalyst, LLC (a)
Jurisdiction	Delaware, USA
Percentage ownership (in percentage)	0.00%	100.00%
Datum Consulting Group, LLC (b)
Disclosure of subsidiaries [line items]
Entity	Datum Consulting Group, LLC (b)
Jurisdiction	Indiana, USA
Percentage ownership (in percentage)	0.00%	100.00%
Alithya France SAS
Disclosure of subsidiaries [line items]
Entity	Alithya France SAS
Jurisdiction	France
Percentage ownership (in percentage)	100.00%	100.00%
DCG Team UK Limited (b)
Disclosure of subsidiaries [line items]
Entity	DCG Team UK Limited (b)
Jurisdiction	United Kingdom
Percentage ownership (in percentage)	0.00%	100.00%
Alithya Numérique Maroc SARLAU
Disclosure of subsidiaries [line items]
Entity	Alithya Numérique Maroc SARLAU
Jurisdiction	Morocco
Percentage ownership (in percentage)	100.00%	100.00%
XRM Vision Maroc SARLAU
Disclosure of subsidiaries [line items]
Entity	XRM Vision Maroc SARLAU
Jurisdiction	Morocco
Percentage ownership (in percentage)	100.00%	100.00%
Datum Cybertech India Pvt Ltd. (b)
Disclosure of subsidiaries [line items]
Entity	Datum Cybertech India Pvt Ltd. (b)
Jurisdiction	India
Percentage ownership (in percentage)	0.00%	100.00%
eVerge Software and Technology Services Pvt Ltd.
Disclosure of subsidiaries [line items]
Entity	eVerge Software and Technology Services Pvt Ltd.
Jurisdiction	India
Percentage ownership (in percentage)	100.00%	0.00%
Alithya Enterpise Solutions, LLC
Disclosure of subsidiaries [line items]
Entity	Alithya Enterprise Solutions, LLC (formerly Alithya Ranzal LLC)
Jurisdiction	Delaware, USA
Percentage ownership (in percentage)	100.00%	100.00%
Alithya USA Consulting Services, LLC
Disclosure of subsidiaries [line items]
Entity	Alithya USA Consulting Services, LLC (formerly Alithya Fullscope Solutions, Inc.)
Jurisdiction	Delaware, USA
Percentage ownership (in percentage)	100.00%	100.00%
eVerge Intersts, Inc.
Disclosure of subsidiaries [line items]
Entity	eVerge Interests, Inc. (note 4) (a)
Jurisdiction	Delaware, USA
Percentage ownership (in percentage)	0.00%	0.00%